VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowances on Net Deferred Tax Assets [Member]
Balance	$ 8,762	$ 9,511	$ 8,625
Charged to costs and expenses	6,628	(749)	886
Charged to other accounts
Balance	15,390	8,762	9,511
Accounts Receivable Allowances [Member]
Balance	97	63
Charged to costs and expenses	31	34	63
Charged to other accounts	(51)
Balance	$ 77	$ 97	$ 63